Financing Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Expenses
Interest on debt	$ 815	$ 834
Interest on lease liabilities	167	161
Capitalized interest at 5.2% ( 2021 - 5.0%)	$ (168)	$ (144)
Interest rate	5.20%	5.00%
Interest expense	$ 814	$ 851
Interest on partnership liability	51	51
Interest on pension and other post-retirement benefits	41	59
Accretion	316	304
Foreign exchange loss (gain) on U.S. dollar denominated debt	729	(113)
Operational foreign exchange and other	28	23
Loss on extinguishment of long-term debt	32	80
Financing Expenses	$ 2,011	$ 1,255